Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance		$ 34.0
Other comprehensive income (loss), net of tax	0	(142.0)	34.0
Accumulated other comprehensive income (loss), ending balance		(103.3)	34.0
Successor [Member] | Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance		24.3	0	0
Current year deferrals to AOCI		(96.4)	24.3
Reclassifications from AOCI to Net income		0	0
Other comprehensive income (loss), net of tax		(96.4)	24.3
Accumulated other comprehensive income (loss), ending balance		(72.1)	24.3
Successor [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance		7.5	0	0
Current year deferrals to AOCI		(29.7)	7.5
Reclassifications from AOCI to Net income		(9.0)	0
Other comprehensive income (loss), net of tax		(38.7)	7.5
Accumulated other comprehensive income (loss), ending balance		(31.2)	7.5
Successor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance		(0.9)	0	0
Current year deferrals to AOCI		0.7	(0.9)
Reclassifications from AOCI to Net income		0	0
Other comprehensive income (loss), net of tax		0.7	(0.9)
Accumulated other comprehensive income (loss), ending balance		(0.2)	(0.9)
Successor [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance		3.1	0	0
Current year deferrals to AOCI		3.6	7.5
Reclassifications from AOCI to Net income		(6.5)	(4.4)
Other comprehensive income (loss), net of tax		(2.9)	3.1
Accumulated other comprehensive income (loss), ending balance		0.2	3.1
Successor [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance		34.0	0	0
Current year deferrals to AOCI		(121.8)	38.4
Reclassifications from AOCI to Net income		(15.5)	(4.4)
Other comprehensive income (loss), net of tax		(137.3)	34.0
Accumulated other comprehensive income (loss), ending balance		(103.3)	34.0
Predecessor [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income (loss), net of tax				0.9	(64.6)
Predecessor [Member] | Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			0	0
Current year deferrals to AOCI				0
Reclassifications from AOCI to Net income				0
Other comprehensive income (loss), net of tax				0
Accumulated other comprehensive income (loss), ending balance				0
Predecessor [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			(142.3)	(142.3)
Current year deferrals to AOCI				0.7
Reclassifications from AOCI to Net income				0
Other comprehensive income (loss), net of tax				0.7
Accumulated other comprehensive income (loss), ending balance				(141.6)
Predecessor [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			1.4	1.4
Current year deferrals to AOCI				0.2
Reclassifications from AOCI to Net income				0
Other comprehensive income (loss), net of tax				0.2
Accumulated other comprehensive income (loss), ending balance				1.6
Predecessor [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			0	0
Current year deferrals to AOCI				0
Reclassifications from AOCI to Net income				0
Other comprehensive income (loss), net of tax				0
Accumulated other comprehensive income (loss), ending balance				0
Predecessor [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance			(140.9)	(140.9)
Current year deferrals to AOCI				0.9
Reclassifications from AOCI to Net income				0
Other comprehensive income (loss), net of tax				0.9
Accumulated other comprehensive income (loss), ending balance				$ (140.0)